BORROWINGS - Summary of Available Credit Facilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Authorized corporate credit facilities and related party credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	$ 2,450	$ 2,375
Draws on corporate credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	450	165
Authorized letter of credit facility
Credit facilities [Line Items]
Available portion of corporate credit facilities	500	500
Issued letters of credit
Credit facilities [Line Items]
Available portion of corporate credit facilities	320	307
Available portion of corporate credit facilities
Credit facilities [Line Items]
Available portion of corporate credit facilities	$ 2,180	$ 2,403